Property and Equipment - Summary of Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	₩ 13,068,257	₩ 13,562,319
Changes in accounting policy	(210,028)
Acquisition and capital expenditure	3,693,428	2,287,630
Disposal and termination	(87,493)	(124,542)
Depreciation	(2,502,576)	(2,690,760)
Impairment	(43,260)	(15,893)
Transfer in (out)	(61,109)	1,024
Inclusion in scope of consolidation		6,798
Transfer to investment properties	(41,335)	39,363
Transfer assets held-for-sale	(90,451)
Others	59,866	2,318
Ending, net	13,785,299	13,068,257
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	44,289,629	43,626,804
Ending, net	45,655,456	44,289,629
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(31,221,372)	(30,064,485)
Ending, net	(31,870,157)	(31,221,372)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,281,187	1,268,657
Acquisition and capital expenditure	338	9,897
Disposal and termination	(1,352)	(3,718)
Transfer in (out)	126,066	7,663
Transfer to investment properties	(33,254)	(3,080)
Transfer assets held-for-sale	(89,330)
Others	(21,474)	1,768
Ending, net	1,262,181	1,281,187
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,281,319	1,268,789
Ending, net	1,262,313	1,281,319
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(132)	(132)
Ending, net	(132)	(132)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	2,007,685	2,012,422
Changes in accounting policy	(149)
Acquisition and capital expenditure	4,523	1,728
Disposal and termination	(4,213)	(2,640)
Depreciation	(134,350)	(132,353)
Impairment	(32)	(5,551)
Transfer in (out)	270,980	127,052
Inclusion in scope of consolidation		44
Transfer to investment properties	(8,081)	5,366
Transfer assets held-for-sale	(1,121)
Others	26,822	1,617
Ending, net	2,162,064	2,007,685
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	3,873,074	3,750,861
Ending, net	4,125,229	3,873,074
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(1,865,389)	(1,738,439)
Ending, net	(1,963,165)	(1,865,389)
Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	8,475,016	9,060,809
Changes in accounting policy	(12,947)
Acquisition and capital expenditure	205,359	137,088
Disposal and termination	(76,457)	(113,266)
Depreciation	(2,278,286)	(2,398,782)
Impairment	(41,450)	(1,237)
Transfer in (out)	2,742,671	1,767,878
Inclusion in scope of consolidation		4,228
Others	79,345	18,298
Ending, net	9,093,251	8,475,016
Machinery and equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	36,327,007	35,971,877
Ending, net	37,654,635	36,327,007
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(27,851,991)	(26,911,068)
Ending, net	(28,561,384)	(27,851,991)
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	478,381	506,838
Changes in accounting policy	(196,932)
Acquisition and capital expenditure	64,072	101,832
Disposal and termination	(4,109)	(4,336)
Depreciation	(89,940)	(159,625)
Impairment	(1,751)	(8,935)
Transfer in (out)	16,218	9,525
Inclusion in scope of consolidation		2,526
Transfer to investment properties		37,077
Others	1,596	(6,521)
Ending, net	267,535	478,381
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,981,646	1,920,571
Ending, net	1,612,108	1,981,646
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(1,503,265)	(1,413,733)
Ending, net	(1,344,573)	(1,503,265)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	825,988	713,593
Acquisition and capital expenditure	3,419,136	2,037,085
Disposal and termination	(1,362)	(582)
Impairment	(27)	(170)
Transfer in (out)	(3,217,044)	(1,911,094)
Others	(26,423)	(12,844)
Ending, net	1,000,268	825,988
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	826,583	714,706
Ending, net	1,001,171	826,583
Construction-in-progress [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(595)	(1,113)
Ending, net	₩ (903)	₩ (595)